Offerings	Dec. 18, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares issuable pursuant to awards granted under the Performance Share Unit Plan for Employees
Amount Registered | shares	2,500,000
Proposed Maximum Offering Price per Unit	14.68
Maximum Aggregate Offering Price	$ 36,700,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,618.77
Offering Note
(1)   Pursuant to Rule 416 promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement (the “Registration Statement”) also covers an indeterminate number of additional common shares, no par value (the “Common Shares”), of the Registrant, Cenovus Energy Inc., that may be offered or issued by reason of certain corporate transactions or events, including any stock dividend, stock split or any other similar transaction effected which results in an increase in the number of Common Shares.
(2)   Estimated for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Common Shares reported on the New York Stock Exchange on December 17, 2024, which was US$14.68 per share.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares issuable pursuant to awards granted under the Restricted Share Unit Plan for Employees
Amount Registered | shares	4,500,000
Proposed Maximum Offering Price per Unit	14.68
Maximum Aggregate Offering Price	$ 66,060,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 10,113.79
Offering Note
(1)   Pursuant to Rule 416 promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement (the “Registration Statement”) also covers an indeterminate number of additional common shares, no par value (the “Common Shares”), of the Registrant, Cenovus Energy Inc., that may be offered or issued by reason of certain corporate transactions or events, including any stock dividend, stock split or any other similar transaction effected which results in an increase in the number of Common Shares.
(2)   Estimated for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Common Shares reported on the New York Stock Exchange on December 17, 2024, which was US$14.68 per share.